Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Banking Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Investor Class
Trading Symbol	RYKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 15.06%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	15.06%	16.22%	6.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,761,146
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 135,298
Investment Company, Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class A
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class A
Trading Symbol	RYBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$176	1.64%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 14.76%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	14.76%	15.83%	5.90%
Class A (with sales charge)†	9.31%	14.71%	5.38%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,761,146
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 135,298
Investment Company, Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class C
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class C
Trading Symbol	RYKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$256	2.39%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 13.91%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.91%	14.96%	5.10%
Class C (with CDSC)‡	12.91%	14.96%	5.10%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,761,146
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 135,298
Investment Company, Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class H
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class H
Trading Symbol	RYKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$176	1.64%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 14.77%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	14.77%	15.82%	5.89%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,761,146
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 135,298
Investment Company, Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Investor Class
Trading Symbol	RYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$137	1.39%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -2.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-2.45%	16.60%	7.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,034,229
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 215,013
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class A
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class A
Trading Symbol	RYBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$162	1.64%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -2.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.70%	16.31%	6.93%
Class A (with sales charge)†	-7.32%	15.18%	6.41%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,034,229
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 215,013
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class C
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class C
Trading Symbol	RYBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.38%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -3.43%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.43%	15.43%	6.13%
Class C (with CDSC)‡	-4.26%	15.43%	6.13%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,034,229
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 215,013
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class H
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class H
Trading Symbol	RYBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$162	1.64%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -2.69%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-2.69%	16.30%	6.93%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,034,229
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 215,013
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Investor Class
Trading Symbol	RYOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$137	1.39%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -2.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-2.85%	5.62%	2.45%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 87,100,193
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 825,215
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class A
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class A
Trading Symbol	RYBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$161	1.64%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -3.09%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.09%	5.36%	2.19%
Class A (with sales charge)†	-7.70%	4.34%	1.70%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 87,100,193
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 825,215
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class C
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class C
Trading Symbol	RYCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$233	2.38%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -3.83%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.83%	4.57%	1.43%
Class C (with CDSC)‡	-4.61%	4.57%	1.43%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 87,100,193
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 825,215
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class H
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class H
Trading Symbol	RYOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$161	1.64%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -3.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-3.10%	5.36%	2.18%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 87,100,193
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 825,215
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Investor Class
Trading Symbol	RYCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$140	1.38%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 2.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	2.53%	8.90%	5.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 40,581,989
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 409,899
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class A
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class A
Trading Symbol	RYPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.64%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 2.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	2.27%	8.63%	5.18%
Class A (with sales charge)†	-2.59%	7.58%	4.67%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 40,581,989
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 409,899
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class C
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class C
Trading Symbol	RYCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.38%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	1.51%	7.82%	4.40%
Class C (with CDSC)‡	0.59%	7.82%	4.40%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 40,581,989
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 409,899
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class H
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class H
Trading Symbol	RYCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.64%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 2.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	2.27%	8.64%	5.17%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 40,581,989
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 409,899
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Investor Class
Trading Symbol	RYSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$127	1.38%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -15.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-15.36%	22.33%	17.40%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 69,314,348
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 899,426
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class A
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class A
Trading Symbol	RYELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$151	1.64%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -15.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-15.58%	22.03%	17.11%
Class A (with sales charge)†	-19.58%	20.85%	16.54%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 69,314,348
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 899,426
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class C
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class C
Trading Symbol	RYSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.39%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -16.21%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-16.21%	21.12%	16.23%
Class C (with CDSC)‡	-17.02%	21.12%	16.23%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 69,314,348
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 899,426
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class H
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class H
Trading Symbol	RYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$151	1.64%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -15.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-15.58%	22.03%	17.09%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 69,314,348
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 899,426
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Class
Trading Symbol	RYEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$133	1.38%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -6.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-6.78%	28.52%	0.72%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,681,851
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 203,285
Investment Company, Portfolio Turnover	534.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class A
Trading Symbol	RYENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.64%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -7.01%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-7.01%	28.19%	0.47%
Class A (with sales charge)†	-11.43%	26.95%	-0.02%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,681,851
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 203,285
Investment Company, Portfolio Turnover	534.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class C
Trading Symbol	RYECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$230	2.39%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -7.71%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-7.71%	27.23%	-0.29%
Class C (with CDSC)‡	-8.59%	27.23%	-0.29%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,681,851
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 203,285
Investment Company, Portfolio Turnover	534.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class H
Trading Symbol	RYEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$156	1.62%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -7.01%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-7.01%	28.19%	0.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,681,851
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 203,285
Investment Company, Portfolio Turnover	534.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Investor Class
Trading Symbol	RYVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$123	1.38%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -21.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-21.62%	23.12%	-9.30%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,930,346
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 64,508
Investment Company, Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class A
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class A
Trading Symbol	RYESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$146	1.64%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -21.81%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-21.81%	22.80%	-9.52%
Class A (with sales charge)†	-25.53%	21.63%	-9.96%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,930,346
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 64,508
Investment Company, Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class C
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class C
Trading Symbol	RYVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$212	2.39%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -22.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-22.40%	21.87%	-10.20%
Class C (with CDSC)‡	-23.18%	21.87%	-10.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,930,346
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 64,508
Investment Company, Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class H
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class H
Trading Symbol	RYVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$145	1.63%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -21.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-21.85%	22.78%	-9.53%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,930,346
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 64,508
Investment Company, Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Investor Class
Trading Symbol	RYFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$150	1.40%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 14.23%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	14.23%	17.63%	8.68%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,516,623
Holdings Count | shares	159
Advisory Fees Paid, Amount	$ 161,918
Investment Company, Portfolio Turnover	299.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class A
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class A
Trading Symbol	RYFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$175	1.64%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 13.96%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	13.96%	17.34%	8.41%
Class A (with sales charge)†	8.54%	16.21%	7.88%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,516,623
Holdings Count | shares	159
Advisory Fees Paid, Amount	$ 161,918
Investment Company, Portfolio Turnover	299.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class C
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class C
Trading Symbol	RYFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$255	2.39%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 13.10%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.10%	16.47%	7.60%
Class C (with CDSC)‡	12.10%	16.47%	7.60%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,516,623
Holdings Count | shares	159
Advisory Fees Paid, Amount	$ 161,918
Investment Company, Portfolio Turnover	299.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class H
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class H
Trading Symbol	RYFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$177	1.65%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 13.95%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	13.95%	17.35%	8.40%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,516,623
Holdings Count | shares	159
Advisory Fees Paid, Amount	$ 161,918
Investment Company, Portfolio Turnover	299.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Class
Trading Symbol	RYHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$136	1.39%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -3.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-3.95%	9.67%	6.05%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 20,109,741
Holdings Count | shares	125
Advisory Fees Paid, Amount	$ 195,680
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class A
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class A
Trading Symbol	RYHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$161	1.64%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -4.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.20%	9.39%	5.77%
Class A (with sales charge)†	-8.76%	8.33%	5.26%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 20,109,741
Holdings Count | shares	125
Advisory Fees Paid, Amount	$ 195,680
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class C
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class C
Trading Symbol	RYHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$232	2.38%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -4.91%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.91%	8.58%	4.99%
Class C (with CDSC)‡	-5.86%	8.58%	4.99%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 20,109,741
Holdings Count | shares	125
Advisory Fees Paid, Amount	$ 195,680
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class H
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class H
Trading Symbol	RYHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$161	1.64%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -4.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-4.20%	9.41%	5.77%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 20,109,741
Holdings Count | shares	125
Advisory Fees Paid, Amount	$ 195,680
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Investor Class
Trading Symbol	RYIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$147	1.40%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 10.61%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	10.61%	10.97%	10.52%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,101,027
Holdings Count | shares	84
Advisory Fees Paid, Amount	$ 125,329
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class A
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class A
Trading Symbol	RYINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 10.35%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	10.35%	10.69%	10.24%
Class A (with sales charge)†	5.11%	9.62%	9.70%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,101,027
Holdings Count | shares	84
Advisory Fees Paid, Amount	$ 125,329
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class C
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class C
Trading Symbol	RYICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$250	2.39%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 9.53%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	9.53%	9.87%	9.42%
Class C (with CDSC)‡	8.53%	9.87%	9.42%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,101,027
Holdings Count | shares	84
Advisory Fees Paid, Amount	$ 125,329
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class H
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class H
Trading Symbol	RYIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 10.35%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	10.35%	10.69%	10.23%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,101,027
Holdings Count | shares	84
Advisory Fees Paid, Amount	$ 125,329
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Investor Class
Trading Symbol	RYLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$146	1.40%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 9.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	9.15%	12.82%	6.33%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,886,474
Holdings Count | shares	96
Advisory Fees Paid, Amount	$ 69,609
Investment Company, Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class A
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class A
Trading Symbol	RYLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$171	1.64%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 8.90%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.90%	12.54%	6.07%
Class A (with sales charge)†	3.72%	11.45%	5.55%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,886,474
Holdings Count | shares	96
Advisory Fees Paid, Amount	$ 69,609
Investment Company, Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class C
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class C
Trading Symbol	RYLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$249	2.39%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 8.08%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	8.08%	11.70%	5.27%
Class C (with CDSC)‡	7.08%	11.70%	5.27%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,886,474
Holdings Count | shares	96
Advisory Fees Paid, Amount	$ 69,609
Investment Company, Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class H
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class H
Trading Symbol	RYLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.63%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 8.89%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	8.89%	12.54%	6.06%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,886,474
Holdings Count | shares	96
Advisory Fees Paid, Amount	$ 69,609
Investment Company, Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Investor Class
Trading Symbol	RYPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.29%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 39.21%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	39.21%	17.05%	10.28%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 90,206,360
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 563,136
Investment Company, Portfolio Turnover	452.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Class A
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class A
Trading Symbol	RYMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$184	1.54%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 38.85%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	38.85%	16.77%	10.00%
Class A (with sales charge)†	32.25%	15.64%	9.47%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 90,206,360
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 563,136
Investment Company, Portfolio Turnover	452.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Class C
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class C
Trading Symbol	RYZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.28%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 37.82%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	37.82%	15.90%	9.19%
Class C (with CDSC)‡	36.82%	15.90%	9.19%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 90,206,360
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 563,136
Investment Company, Portfolio Turnover	452.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Class H
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class H
Trading Symbol	RYMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$184	1.54%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 38.88%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	38.88%	16.77%	9.97%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 90,206,360
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 563,136
Investment Company, Portfolio Turnover	452.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class A
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class A
Trading Symbol	RYREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.65%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 8.18%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 10.26% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were hotel & resort REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Ventas, Inc., and CBRE Group, Inc. – Class A. Those that detracted the most were CoStar Group, Inc., Prologis, Inc., and Host Hotels & Resorts, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.18%	9.08%	3.21%
Class A (with sales charge)†	3.03%	8.02%	2.71%
S&P 500 Index	8.25%	18.59%	12.50%
MSCI U.S. REIT Index	10.26%	11.32%	5.28%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,049,618
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 37,497
Investment Company, Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,049,618
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	344%
Total Advisory Fees Paid	$37,497

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class C
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class C
Trading Symbol	RYCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$247	2.38%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 7.38%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 10.26% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were hotel & resort REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Ventas, Inc., and CBRE Group, Inc. – Class A. Those that detracted the most were CoStar Group, Inc., Prologis, Inc., and Host Hotels & Resorts, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	7.38%	8.43%	2.51%
Class C (with CDSC)‡	6.38%	8.43%	2.51%
S&P 500 Index	8.25%	18.59%	12.50%
MSCI U.S. REIT Index	10.26%	11.32%	5.28%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,049,618
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 37,497
Investment Company, Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,049,618
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	344%
Total Advisory Fees Paid	$37,497

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class H
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class H
Trading Symbol	RYHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.64%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 8.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 10.26% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were hotel & resort REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Ventas, Inc., and CBRE Group, Inc. – Class A. Those that detracted the most were CoStar Group, Inc., Prologis, Inc., and Host Hotels & Resorts, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	8.20%	9.09%	3.22%
S&P 500 Index	8.25%	18.59%	12.50%
MSCI U.S. REIT Index	10.26%	11.32%	5.28%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,049,618
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 37,497
Investment Company, Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,049,618
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	344%
Total Advisory Fees Paid	$37,497

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Investor Class
Trading Symbol	RYRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$139	1.38%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 0.76%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	0.76%	14.52%	7.22%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,936,200
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 74,556
Investment Company, Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class A
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class A
Trading Symbol	RYRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.64%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.50%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	0.50%	14.23%	6.96%
Class A (with sales charge)†	-4.27%	13.12%	6.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,936,200
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 74,556
Investment Company, Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class C
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class C
Trading Symbol	RYRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$239	2.39%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.20%	13.36%	6.15%
Class C (with CDSC)‡	-1.25%	13.36%	6.15%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,936,200
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 74,556
Investment Company, Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class H
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class H
Trading Symbol	RYRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.64%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 0.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	0.49%	14.22%	6.95%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,936,200
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 74,556
Investment Company, Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Investor Class
Trading Symbol	RYTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$138	1.38%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 0.32%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	0.32%	17.69%	14.74%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 39,471,673
Holdings Count | shares	136
Advisory Fees Paid, Amount	$ 459,537
Investment Company, Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class A
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class A
Trading Symbol	RYTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.64%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	0.07%	17.40%	14.46%
Class A (with sales charge)†	-4.68%	16.26%	13.90%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 39,471,673
Holdings Count | shares	136
Advisory Fees Paid, Amount	$ 459,537
Investment Company, Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class C
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class C
Trading Symbol	RYCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$238	2.39%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.68%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.68%	16.52%	13.60%
Class C (with CDSC)‡	-1.68%	16.52%	13.60%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 39,471,673
Holdings Count | shares	136
Advisory Fees Paid, Amount	$ 459,537
Investment Company, Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class H
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class H
Trading Symbol	RYTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.64%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 0.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	0.06%	17.39%	14.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 39,471,673
Holdings Count | shares	136
Advisory Fees Paid, Amount	$ 459,537
Investment Company, Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Investor Class
Trading Symbol	RYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.40%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 19.39%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	19.39%	5.01%	3.30%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,903,501
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 134,412
Investment Company, Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class A
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class A
Trading Symbol	RYTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$181	1.65%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 19.12%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	19.12%	4.75%	3.03%
Class A (with sales charge)†	13.45%	3.74%	2.53%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,903,501
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 134,412
Investment Company, Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class C
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class C
Trading Symbol	RYCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$260	2.38%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 18.20%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	18.20%	3.96%	2.26%
Class C (with CDSC)‡	17.20%	3.96%	2.26%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,903,501
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 134,412
Investment Company, Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class H
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class H
Trading Symbol	RYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$180	1.64%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 19.12%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	19.12%	4.75%	3.05%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,903,501
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 134,412
Investment Company, Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Investor Class
Trading Symbol	RYPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$132	1.39%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -10.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-10.36%	12.38%	4.26%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,347,681
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 74,800
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class A
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class A
Trading Symbol	RYTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$154	1.63%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -10.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-10.59%	12.10%	4.00%
Class A (with sales charge)†	-14.84%	11.01%	3.49%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,347,681
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 74,800
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class C
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class C
Trading Symbol	RYCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$225	2.38%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -11.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-11.24%	11.27%	3.22%
Class C (with CDSC)‡	-12.11%	11.27%	3.22%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,347,681
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 74,800
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class H
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class H
Trading Symbol	RYPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$155	1.64%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -10.60%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-10.60%	12.11%	3.99%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,347,681
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 74,800
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	RYUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.39%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 21.74%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	21.74%	9.34%	7.46%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,448,054
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 221,285
Investment Company, Portfolio Turnover	475.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class A
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class A
Trading Symbol	RYUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$182	1.64%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 21.44%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	21.44%	9.07%	7.20%
Class A (with sales charge)†	15.68%	8.01%	6.68%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,448,054
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 221,285
Investment Company, Portfolio Turnover	475.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class C
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class C
Trading Symbol	RYCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$264	2.39%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 20.51%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	20.51%	8.25%	6.39%
Class C (with CDSC)‡	19.51%	8.25%	6.39%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,448,054
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 221,285
Investment Company, Portfolio Turnover	475.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class H
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class H
Trading Symbol	RYAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.64%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 21.42%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	21.42%	9.07%	7.19%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,448,054
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 221,285
Investment Company, Portfolio Turnover	475.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RMQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 3.34%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corporation, and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.34%	32.98%	27.58%
Class A (with sales charge)†	-1.57%	31.69%	26.96%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 311,395,391
Holdings Count | shares	114
Advisory Fees Paid, Amount	$ 2,503,821
Investment Company, Portfolio Turnover	1036.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$311,395,391
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	1,036%
Total Advisory Fees Paid	$2,503,821

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.26% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on rehypothecated collateral associated with certain derivatives.

Material Fund Change Expenses [Text Block]	The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.26% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RMQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$204	2.01%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 2.57%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corporation, and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	2.57%	31.97%	26.60%
Class C (with CDSC)‡	1.76%	31.97%	26.60%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 311,395,391
Holdings Count | shares	114
Advisory Fees Paid, Amount	$ 2,503,821
Investment Company, Portfolio Turnover	1036.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$311,395,391
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	1,036%
Total Advisory Fees Paid	$2,503,821

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.01% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on rehypothecated collateral associated with certain derivatives.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.01% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RMQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$129	1.27%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 3.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corporation, and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	3.32%	32.94%	27.89%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 311,395,391
Holdings Count | shares	114
Advisory Fees Paid, Amount	$ 2,503,821
Investment Company, Portfolio Turnover	1036.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$311,395,391
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	1,036%
Total Advisory Fees Paid	$2,503,821

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.27% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on rehypothecated collateral associated with certain derivatives.

Material Fund Change Expenses [Text Block]	The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.27% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$156	1.54%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 3.19%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and consumer discretionary. The sectors that detracted were industrials, materials and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, NVIDIA Corp., and Royal Caribbean Group. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and Advanced Micro Devices, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.19%	13.04%	7.98%
Class A (with sales charge)†	-1.71%	11.94%	7.45%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Growth Index	4.79%	14.89%	9.76%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 24,008,492
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 475,321
Investment Company, Portfolio Turnover	1148.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$24,008,492
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	1,148%
Total Advisory Fees Paid	$475,321

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$232	2.29%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 2.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and consumer discretionary. The sectors that detracted were industrials, materials and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, NVIDIA Corp., and Royal Caribbean Group. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and Advanced Micro Devices, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	2.41%	12.19%	7.17%
Class C (with CDSC)‡	1.41%	12.19%	7.17%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Growth Index	4.79%	14.89%	9.76%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 24,008,492
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 475,321
Investment Company, Portfolio Turnover	1148.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$24,008,492
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	1,148%
Total Advisory Fees Paid	$475,321

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$157	1.55%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 3.18%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and consumer discretionary. The sectors that detracted were industrials, materials and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, NVIDIA Corp., and Royal Caribbean Group. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and Advanced Micro Devices, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	3.18%	13.04%	7.98%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Growth Index	4.79%	14.89%	9.76%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 24,008,492
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 475,321
Investment Company, Portfolio Turnover	1148.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$24,008,492
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	1,148%
Total Advisory Fees Paid	$475,321

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class A
Trading Symbol	RYLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 5.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 7.20% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were consumer staples, consumer discretionary, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., Synchrony Financial, and International Paper Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.45%	19.17%	6.47%
Class A (with sales charge)†	0.44%	18.01%	5.95%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Value Index	7.20%	21.39%	8.28%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,855,827
Holdings Count | shares	108
Advisory Fees Paid, Amount	$ 142,771
Investment Company, Portfolio Turnover	2642.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$22,855,827
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	2,642%
Total Advisory Fees Paid	$142,771

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class C
Trading Symbol	RYVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.29%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 7.20% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were consumer staples, consumer discretionary, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., Synchrony Financial, and International Paper Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.67%	18.28%	5.67%
Class C (with CDSC)‡	3.67%	18.28%	5.67%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Value Index	7.20%	21.39%	8.28%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,855,827
Holdings Count | shares	108
Advisory Fees Paid, Amount	$ 142,771
Investment Company, Portfolio Turnover	2642.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$22,855,827
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	2,642%
Total Advisory Fees Paid	$142,771

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class H
Trading Symbol	RYZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 5.44%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 7.20% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were consumer staples, consumer discretionary, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., Synchrony Financial, and International Paper Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	5.44%	19.17%	6.47%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Value Index	7.20%	21.39%	8.28%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,855,827
Holdings Count | shares	108
Advisory Fees Paid, Amount	$ 142,771
Investment Company, Portfolio Turnover	2642.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$22,855,827
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	2,642%
Total Advisory Fees Paid	$142,771

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class A
Trading Symbol	RYMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$152	1.55%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -4.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned -2.63% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and real estate. Those that detracted the most were consumer discretionary, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Concentrix Corp., MasTec, Inc., and Jefferies Financial Group, Inc. Those that detracted the most were PBF Energy, Inc. — Class A, Cleveland-Cliffs Inc., and Macy's, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.39%	23.96%	7.51%
Class A (with sales charge)†	-8.93%	22.76%	6.99%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Value Index	-2.63%	26.58%	9.74%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,945,490
Holdings Count | shares	87
Advisory Fees Paid, Amount	$ 69,074
Investment Company, Portfolio Turnover	3996.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,945,490
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	3,996%
Total Advisory Fees Paid	$69,074

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class C
Trading Symbol	RYMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$223	2.29%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -5.11%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned -2.63% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and real estate. Those that detracted the most were consumer discretionary, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Concentrix Corp., MasTec, Inc., and Jefferies Financial Group, Inc. Those that detracted the most were PBF Energy, Inc. — Class A, Cleveland-Cliffs Inc., and Macy's, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.11%	23.04%	6.71%
Class C (with CDSC)‡	-5.99%	23.04%	6.71%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Value Index	-2.63%	26.58%	9.74%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,945,490
Holdings Count | shares	87
Advisory Fees Paid, Amount	$ 69,074
Investment Company, Portfolio Turnover	3996.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,945,490
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	3,996%
Total Advisory Fees Paid	$69,074

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class H
Trading Symbol	RYAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.56%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -4.43%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned -2.63% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and real estate. Those that detracted the most were consumer discretionary, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Concentrix Corp., MasTec, Inc., and Jefferies Financial Group, Inc. Those that detracted the most were PBF Energy, Inc. — Class A, Cleveland-Cliffs Inc., and Macy's, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-4.43%	23.97%	7.51%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Value Index	-2.63%	26.58%	9.74%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,945,490
Holdings Count | shares	87
Advisory Fees Paid, Amount	$ 69,074
Investment Company, Portfolio Turnover	3996.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,945,490
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	3,996%
Total Advisory Fees Paid	$69,074

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$151	1.55%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -4.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned -2.74% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, financials and consumer staples. The sectors that detracted were energy, industrials, and information technology. The holdings that contributed the most to the return of the underlying index for the reporting period were Corcept Therapeutics, Inc., Carpenter Technology Corp., and TG Therapeutics, Inc. Those that detracted the most were Dave & Buster's Entertainment, Inc., Par Pacific Holdings, Inc., and MARA Holdings, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.62%	12.44%	4.07%
Class A (with sales charge)†	-9.15%	11.35%	3.56%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Growth Index	-2.74%	14.41%	5.91%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,244,135
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 83,093
Investment Company, Portfolio Turnover	3105.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,244,135
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	3,105%
Total Advisory Fees Paid	$83,093

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$223	2.29%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -5.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned -2.74% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, financials and consumer staples. The sectors that detracted were energy, industrials, and information technology. The holdings that contributed the most to the return of the underlying index for the reporting period were Corcept Therapeutics, Inc., Carpenter Technology Corp., and TG Therapeutics, Inc. Those that detracted the most were Dave & Buster's Entertainment, Inc., Par Pacific Holdings, Inc., and MARA Holdings, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.33%	11.61%	3.29%
Class C (with CDSC)‡	-6.17%	11.61%	3.29%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Growth Index	-2.74%	14.41%	5.91%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,244,135
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 83,093
Investment Company, Portfolio Turnover	3105.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,244,135
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	3,105%
Total Advisory Fees Paid	$83,093

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$152	1.56%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -4.63%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned -2.74% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, financials and consumer staples. The sectors that detracted were energy, industrials, and information technology. The holdings that contributed the most to the return of the underlying index for the reporting period were Corcept Therapeutics, Inc., Carpenter Technology Corp., and TG Therapeutics, Inc. Those that detracted the most were Dave & Buster's Entertainment, Inc., Par Pacific Holdings, Inc., and MARA Holdings, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-4.63%	12.42%	4.06%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Growth Index	-2.74%	14.41%	5.91%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,244,135
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 83,093
Investment Company, Portfolio Turnover	3105.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,244,135
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	3,105%
Total Advisory Fees Paid	$83,093

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class A
Trading Symbol	RYSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$149	1.55%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -8.30%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -6.58% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer staples. Those that detracted the most were consumer discretionary, materials, and industrials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Natural Foods, Inc., Lumen Technologies, and EchoStar Corp.—Class A. Those that detracted the most were Kohl's Corp., Xerox Holdings Corp., and ODP Corp. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-8.30%	22.46%	3.71%
Class A (with sales charge)†	-12.66%	21.28%	3.21%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Value Index	-6.58%	25.16%	5.97%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,463,892
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 118,348
Investment Company, Portfolio Turnover	1587.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,463,892
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	1,587%
Total Advisory Fees Paid	$118,348

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class C
Trading Symbol	RYYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$219	2.30%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -8.99%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -6.58% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer staples. Those that detracted the most were consumer discretionary, materials, and industrials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Natural Foods, Inc., Lumen Technologies, and EchoStar Corp.—Class A. Those that detracted the most were Kohl's Corp., Xerox Holdings Corp., and ODP Corp. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-8.99%	21.57%	2.94%
Class C (with CDSC)‡	-9.90%	21.57%	2.94%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Value Index	-6.58%	25.16%	5.97%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,463,892
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 118,348
Investment Company, Portfolio Turnover	1587.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,463,892
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	1,587%
Total Advisory Fees Paid	$118,348

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class H
Trading Symbol	RYAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$149	1.55%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -8.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -6.58% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer staples. Those that detracted the most were consumer discretionary, materials, and industrials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Natural Foods, Inc., Lumen Technologies, and EchoStar Corp.—Class A. Those that detracted the most were Kohl's Corp., Xerox Holdings Corp., and ODP Corp. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-8.31%	22.47%	3.72%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Value Index	-6.58%	25.16%	5.97%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,463,892
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 118,348
Investment Company, Portfolio Turnover	1587.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,463,892
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	1,587%
Total Advisory Fees Paid	$118,348

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average® Fund | Class A
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class A
Trading Symbol	RYDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 5.62%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average®, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Since Inception (12.01.15)
Class A (without sales charge)	5.62%	14.25%	10.10%
Class A (with sales charge)†	0.61%	13.15%	9.52%
S&P 500 Index	8.25%	18.59%	13.08%
Dow Jones Industrial Average®	7.40%	16.20%	12.01%

Performance Inception Date	Dec. 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,675,139
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 157,877
Investment Company, Portfolio Turnover	327.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$28,675,139
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	327%
Total Advisory Fees Paid	$157,877

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average® Fund | Class C
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class C
Trading Symbol	RYDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$241	2.35%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.84%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average®, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Since Inception (12.01.15)
Class C (without CDSC)	4.84%	13.41%	9.28%
Class C (with CDSC)‡	3.84%	13.41%	9.28%
S&P 500 Index	8.25%	18.59%	13.08%
Dow Jones Industrial Average®	7.40%	16.20%	12.01%

Performance Inception Date	Dec. 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,675,139
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 157,877
Investment Company, Portfolio Turnover	327.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$28,675,139
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	327%
Total Advisory Fees Paid	$157,877

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average® Fund | Class H
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class H
Trading Symbol	RYDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 5.61%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average®, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Since Inception (12.01.15)
Class H	5.61%	14.26%	10.10%
S&P 500 Index	8.25%	18.59%	13.08%
Dow Jones Industrial Average®	7.40%	16.20%	12.01%

Performance Inception Date	Dec. 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,675,139
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 157,877
Investment Company, Portfolio Turnover	327.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$28,675,139
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	327%
Total Advisory Fees Paid	$157,877

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class A
Trading Symbol	RYAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.65%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -9.02%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-9.02%	20.39%	7.95%
Class A (with sales charge)†	-13.34%	19.23%	7.42%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,410,885
Holdings Count | shares	412
Advisory Fees Paid, Amount	$ 107,502
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,410,885
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$107,502

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class C
Trading Symbol	RYDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.41%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -9.70%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-9.70%	19.49%	7.14%
Class C (with CDSC)‡	-10.60%	19.49%	7.14%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,410,885
Holdings Count | shares	412
Advisory Fees Paid, Amount	$ 107,502
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,410,885
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$107,502

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class H
Trading Symbol	RYMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.66%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -9.03%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-9.03%	20.39%	7.97%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,410,885
Holdings Count | shares	412
Advisory Fees Paid, Amount	$ 107,502
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,410,885
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$107,502

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class A
Trading Symbol	RYAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$175	1.67%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 9.15%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	9.15%	-15.05%	-9.45%
Class A (with sales charge)†	3.96%	-15.88%	-9.89%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 197,534
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 3,206
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$197,534
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$3,206

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class C
Trading Symbol	RYCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$256	2.44%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 10.23%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	10.23%	-14.94%	-9.75%
Class C (with CDSC)‡	9.37%	-14.94%	-9.75%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 197,534
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 3,206
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$197,534
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$3,206

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.44% for the year ended March 31, 2025, an increase of 0.85% compared to the prior year. The primary driver of the increase was the fluctuation of the average net assets of the Class. Class C shares had nominal assets and shares outstanding during the prior year. The fund is designed and operated to acommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.44% for the year ended March 31, 2025, an increase of 0.85% compared to the prior year.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class H
Trading Symbol	RYMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.64%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 8.94%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	8.94%	-15.08%	-9.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 197,534
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 3,206
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$197,534
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$3,206

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Investor Class
Trading Symbol	RYOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 5.15%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	5.15%	19.26%	15.72%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,662,484,368
Holdings Count | shares	115
Advisory Fees Paid, Amount	$ 12,331,336
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class A
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class A
Trading Symbol	RYATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.89%	18.96%	15.42%
Class A (with sales charge)†	-0.09%	17.80%	14.85%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,662,484,368
Holdings Count | shares	115
Advisory Fees Paid, Amount	$ 12,331,336
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class C
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class C
Trading Symbol	RYCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.24%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.10%	18.08%	14.57%
Class C (with CDSC)‡	3.15%	18.08%	14.57%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,662,484,368
Holdings Count | shares	115
Advisory Fees Paid, Amount	$ 12,331,336
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class H
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class H
Trading Symbol	RYHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.88%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.88%	18.96%	15.42%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,662,484,368
Holdings Count | shares	115
Advisory Fees Paid, Amount	$ 12,331,336
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Investor Class
Trading Symbol	RYAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$140	1.41%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -1.41%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-1.41%	-18.19%	-16.40%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 11,941,858
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 133,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class A
Trading Symbol	RYAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.65%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -1.59%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.59%	-18.40%	-16.49%
Class A (with sales charge)†	-6.24%	-19.19%	-16.90%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 11,941,858
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 133,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class C
Trading Symbol	RYACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$235	2.38%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -2.36%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.36%	-19.01%	-17.23%
Class C (with CDSC)‡	-3.26%	-19.01%	-17.23%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 11,941,858
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 133,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class H
Trading Symbol	RYALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.67%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -1.66%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-1.66%	-18.40%	-16.62%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 11,941,858
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 133,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class A
Trading Symbol	RYAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$159	1.68%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -11.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-11.26%	14.56%	4.72%
Class A (with sales charge)†	-15.48%	13.45%	4.21%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,228,766
Holdings Count | shares	1,968
Advisory Fees Paid, Amount	$ 51,951
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,228,766
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$51,951

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class C
Trading Symbol	RYCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$221	2.35%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -11.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-11.94%	13.70%	3.93%
Class C (with CDSC)‡	-12.81%	13.70%	3.93%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,228,766
Holdings Count | shares	1,968
Advisory Fees Paid, Amount	$ 51,951
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,228,766
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$51,951

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class H
Trading Symbol	RYMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.68%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -11.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-11.26%	14.56%	4.70%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,228,766
Holdings Count | shares	1,968
Advisory Fees Paid, Amount	$ 51,951
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,228,766
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$51,951

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class A
Trading Symbol	RYRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.63%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -5.57%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.57%	11.46%	4.53%
Class A (with sales charge)†	-10.05%	10.38%	4.02%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,519,129
Holdings Count | shares	1,964
Advisory Fees Paid, Amount	$ 142,966
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,519,129
Total Number of Portfolio Holdings	1,964
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$142,966

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class C
Trading Symbol	RYROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.36%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -6.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.26%	10.62%	3.74%
Class C (with CDSC)‡	-7.19%	10.62%	3.74%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,519,129
Holdings Count | shares	1,964
Advisory Fees Paid, Amount	$ 142,966
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,519,129
Total Number of Portfolio Holdings	1,964
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$142,966

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class H
Trading Symbol	RYRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$157	1.62%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -5.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-5.56%	11.46%	4.53%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,519,129
Holdings Count | shares	1,964
Advisory Fees Paid, Amount	$ 142,966
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$11,519,129
Total Number of Portfolio Holdings	1,964
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$142,966

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class A
Trading Symbol	RYAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.62%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 9.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	9.22%	-13.60%	-8.75%
Class A (with sales charge)†	4.02%	-14.44%	-9.19%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 2,112,754
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 15,993
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,112,754
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$15,993

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class C
Trading Symbol	RYCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$249	2.39%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 8.57%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	8.57%	-14.23%	-9.42%
Class C (with CDSC)‡	7.57%	-14.23%	-9.42%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 2,112,754
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 15,993
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,112,754
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$15,993

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class H
Trading Symbol	RYSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.62%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 9.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	9.22%	-13.61%	-8.74%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 2,112,754
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 15,993
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,112,754
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$15,993

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Investor Class
Trading Symbol	RYNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 7.21%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	7.21%	23.88%	14.53%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 235,453,907
Holdings Count | shares	516
Advisory Fees Paid, Amount	$ 1,832,564
Investment Company, Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class A
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class A
Trading Symbol	RYANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$161	1.56%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.95%	23.57%	14.26%
Class A (with sales charge)†	1.87%	22.37%	13.70%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 235,453,907
Holdings Count | shares	516
Advisory Fees Paid, Amount	$ 1,832,564
Investment Company, Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class C
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class C
Trading Symbol	RYNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$237	2.30%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 6.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	6.14%	22.65%	13.41%
Class C (with CDSC)‡	5.14%	22.65%	13.41%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 235,453,907
Holdings Count | shares	516
Advisory Fees Paid, Amount	$ 1,832,564
Investment Company, Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class H
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class H
Trading Symbol	RYNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$160	1.55%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.95%	23.58%	14.27%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 235,453,907
Holdings Count | shares	516
Advisory Fees Paid, Amount	$ 1,832,564
Investment Company, Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class A
Trading Symbol	RYSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.61%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.46%	16.61%	10.60%
Class A (with sales charge)†	1.41%	15.48%	10.06%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 158,842,458
Holdings Count | shares	512
Advisory Fees Paid, Amount	$ 1,569,389
Investment Company, Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$158,842,458
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,569,389

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class C
Trading Symbol	RYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$243	2.36%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 5.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.66%	15.74%	9.77%
Class C (with CDSC)‡	4.66%	15.74%	9.77%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 158,842,458
Holdings Count | shares	512
Advisory Fees Paid, Amount	$ 1,569,389
Investment Company, Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$158,842,458
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,569,389

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class H
Trading Symbol	RYSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.46%	16.61%	10.60%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 158,842,458
Holdings Count | shares	512
Advisory Fees Paid, Amount	$ 1,569,389
Investment Company, Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$158,842,458
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,569,389

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Investor Class
Trading Symbol	RYURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$139	1.39%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -0.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-0.51%	-14.53%	-11.37%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 45,429,369
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 316,201
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class A
Trading Symbol	RYARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$163	1.64%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -0.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.70%	-14.74%	-11.59%
Class A (with sales charge)†	-5.40%	-15.56%	-12.02%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 45,429,369
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 316,201
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class C
Trading Symbol	RYUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$235	2.37%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -1.50%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.50%	-15.38%	-12.26%
Class C (with CDSC)‡	-2.40%	-15.38%	-12.26%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 45,429,369
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 316,201
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class H
Trading Symbol	RYUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$162	1.63%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -0.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-0.72%	-14.72%	-11.58%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 45,429,369
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 316,201
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$143	1.54%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -14.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -12.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were utilities and communication services. Those that detracted the most from the return of the underlying index were industrials, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Duolingo, Inc.— Class A., CNX Resources Corp., and Lantheus Holding, Inc. Those that detracted the most were Celsius Holdings, elf Beauty, Inc., and Abercrombie & Fitch Co., Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-14.29%	13.47%	4.42%
Class A (with sales charge)†	-18.36%	12.37%	3.91%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Growth Index	-12.93%	15.34%	6.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,126,725
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 308,739
Investment Company, Portfolio Turnover	716.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$25,126,725
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$308,739

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$211	2.28%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -14.91%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -12.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were utilities and communication services. Those that detracted the most from the return of the underlying index were industrials, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Duolingo, Inc.— Class A., CNX Resources Corp., and Lantheus Holding, Inc. Those that detracted the most were Celsius Holdings, elf Beauty, Inc., and Abercrombie & Fitch Co., Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-14.91%	12.62%	3.64%
Class C (with CDSC)‡	-15.62%	12.62%	3.64%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Growth Index	-12.93%	15.34%	6.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,126,725
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 308,739
Investment Company, Portfolio Turnover	716.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$25,126,725
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$308,739

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$141	1.52%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -14.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -12.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were utilities and communication services. Those that detracted the most from the return of the underlying index were industrials, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Duolingo, Inc.— Class A., CNX Resources Corp., and Lantheus Holding, Inc. Those that detracted the most were Celsius Holdings, elf Beauty, Inc., and Abercrombie & Fitch Co., Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-14.27%	13.45%	4.42%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Growth Index	-12.93%	15.34%	6.05%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,126,725
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 308,739
Investment Company, Portfolio Turnover	716.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$25,126,725
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$308,739

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000129378 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$165	1.61%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.38%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 7.43% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.24% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Argentina experienced notable credit default swap spread tightening throughout the year. Conversely, Nigeria, Brazil, and Colombia experienced some of the larger increases in credit default swap spreads. Additionally, the State of Qatar was removed from the credit default swap while the Republic of the Ivory Coast was added.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.38%	1.00%	1.11%
Class A (with sales charge)†	-0.59%	0.02%	0.62%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.43%	3.13%	3.21%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.24%	3.58%	2.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 389,065
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 4,050
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$389,065
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$4,050

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000129379 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$241	2.37%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 3.58%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 7.43% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.24% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Argentina experienced notable credit default swap spread tightening throughout the year. Conversely, Nigeria, Brazil, and Colombia experienced some of the larger increases in credit default swap spreads. Additionally, the State of Qatar was removed from the credit default swap while the Republic of the Ivory Coast was added.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.58%	0.25%	0.32%
Class C (with CDSC)‡	2.63%	0.25%	0.32%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.43%	3.13%	3.21%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.24%	3.58%	2.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 389,065
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 4,050
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$389,065
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$4,050

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000129380 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.39%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 7.43% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.24% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Argentina experienced notable credit default swap spread tightening throughout the year. Conversely, Nigeria, Brazil, and Colombia experienced some of the larger increases in credit default swap spreads. Additionally, the State of Qatar was removed from the credit default swap while the Republic of the Ivory Coast was added.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.39%	1.03%	1.11%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.43%	3.13%	3.21%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.24%	3.58%	2.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 389,065
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 4,050
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$389,065
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$4,050

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010307 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Investor Class
Trading Symbol	RYGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -2.94%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-2.94%	-13.97%	-3.65%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 83,770,846
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 108,637
Investment Company, Portfolio Turnover	1616.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010309 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class A
Trading Symbol	RYABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$122	1.24%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -3.14%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.14%	-14.22%	-3.90%
Class A (with sales charge)†	-7.74%	-15.05%	-4.37%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 83,770,846
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 108,637
Investment Company, Portfolio Turnover	1616.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010310 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$196	2.00%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -3.89%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.89%	-14.87%	-4.62%
Class C (with CDSC)‡	-4.82%	-14.87%	-4.62%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 83,770,846
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 108,637
Investment Company, Portfolio Turnover	1616.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000149021 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class H
Trading Symbol	RYHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$123	1.25%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -3.18%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-3.18%	-14.19%	-3.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 83,770,846
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 108,637
Investment Company, Portfolio Turnover	1616.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010326 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Investor Class
Trading Symbol	RYJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$514	4.95%

Expenses Paid, Amount	$ 514
Expense Ratio, Percent	4.95%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 7.82%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	7.82%	12.96%	1.65%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,311,997
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 134,549
Investment Company, Portfolio Turnover	643.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010328 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$538	5.18%

Expenses Paid, Amount	$ 538
Expense Ratio, Percent	5.18%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 7.56%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	7.56%	12.68%	1.40%
Class A (with sales charge)†	2.45%	11.59%	0.91%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,311,997
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 134,549
Investment Company, Portfolio Turnover	643.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010329 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$613	5.93%

Expenses Paid, Amount	$ 613
Expense Ratio, Percent	5.93%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 6.75%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	6.75%	11.84%	0.64%
Class C (with CDSC)‡	5.79%	11.84%	0.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,311,997
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 134,549
Investment Company, Portfolio Turnover	643.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000149022 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$539	5.19%

Expenses Paid, Amount	$ 539
Expense Ratio, Percent	5.19%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 7.56%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	7.56%	12.73%	1.44%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,311,997
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 134,549
Investment Company, Portfolio Turnover	643.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043615 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.53%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.41%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.41%	4.41%	3.48%
Class A (with sales charge)†	1.35%	3.40%	2.98%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,871,471
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 253,680
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,871,471
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$253,680

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043616 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.28%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 5.62%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	3.64%	2.69%
Class C (with CDSC)‡	4.65%	3.64%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,871,471
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 253,680
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,871,471
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$253,680

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043617 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$158	1.53%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.41%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.41%	4.43%	3.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,871,471
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 253,680
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$27,871,471
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$253,680

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043618 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$148	1.48%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.52%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	0.52%	-2.81%	-3.52%
Class A (with sales charge)†	-4.24%	-3.75%	-3.98%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,881,320
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 33,262
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,881,320
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$33,262

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043619 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$225	2.25%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.21%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.21%	-3.53%	-4.28%
Class C (with CDSC)‡	-1.21%	-3.53%	-4.28%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,881,320
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 33,262
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,881,320
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$33,262

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043620 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 0.40%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	0.40%	-2.82%	-3.43%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,881,320
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 33,262
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$3,881,320
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$33,262

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$198	1.79%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 20.96%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	20.96%	9.49%	1.64%
Class A (with sales charge)†	15.21%	8.42%	1.14%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,499,710
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 29,663
Investment Company, Portfolio Turnover	925.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$6,499,710
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	925%
Total Advisory Fees Paid	$29,663

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification[3] (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	54.7%
Taiwan, Province of China	10.0%
Cayman Islands	9.9%
India	8.0%
China	7.7%
Brazil	5.3%
Republic of Korea	1.7%
Other	2.7%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$279	2.54%

Expenses Paid, Amount	$ 279
Expense Ratio, Percent	2.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 20.05%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	20.05%	8.64%	0.86%
Class C (with CDSC)‡	19.05%	8.64%	0.86%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,499,710
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 29,663
Investment Company, Portfolio Turnover	925.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$6,499,710
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	925%
Total Advisory Fees Paid	$29,663

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification[3] (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	54.7%
Taiwan, Province of China	10.0%
Cayman Islands	9.9%
India	8.0%
China	7.7%
Brazil	5.3%
Republic of Korea	1.7%
Other	2.7%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$199	1.80%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 20.75%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	20.75%	9.40%	1.58%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,499,710
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 29,663
Investment Company, Portfolio Turnover	925.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$6,499,710
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	925%
Total Advisory Fees Paid	$29,663

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification[3] (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	54.7%
Taiwan, Province of China	10.0%
Cayman Islands	9.9%
India	8.0%
China	7.7%
Brazil	5.3%
Republic of Korea	1.7%
Other	2.7%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Emerging Markets 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$150	1.76%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -29.83%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-29.83%	-29.87%	-22.42%
Class A (with sales charge)†	-33.19%	-30.55%	-22.79%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 138,332
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 2,852
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$138,332
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$2,852

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Emerging Markets 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$215	2.53%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -30.36%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-30.36%	-30.25%	-22.82%
Class C (with CDSC)‡	-31.02%	-30.25%	-22.82%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 138,332
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 2,852
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$138,332
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$2,852

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Emerging Markets 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$146	1.72%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -29.89%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-29.89%	-29.64%	-22.30%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 138,332
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 2,852
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$138,332
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$2,852

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class A
Trading Symbol	RYAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.61%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.06%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.51% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were information technology, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HSBC Holdings, PLC, SAP SE, and Roche Holding PAR AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, ASML Holding, N.V., and LVMH Moet Hennessy Louis Vuitton SE. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.06%	14.00%	4.75%
Class A (with sales charge†	-0.89%	12.90%	4.24%
MSCI World ex US Index	2.74%	9.41%	2.78%
STOXX Europe 50 Index	5.51%	13.29%	5.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 31, 2024
Net Assets	$ 14,862,295
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 30,291
Investment Company, Portfolio Turnover	4585.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$14,862,295
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	4,585%
Total Advisory Fees Paid	$30,291

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification[3] (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	55.5%
France	10.6%
United Kingdom	8.5%
Switzerland	8.3%
Germany	6.9%
Netherlands	4.1%
Italy	1.7%
Other	4.4%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.61% for the year ended March 31, 2025, a decrease of 0.05% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Material Fund Change Expenses [Text Block]	The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.61% for the year ended March 31, 2025, a decrease of 0.05% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class C
Trading Symbol	RYCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.36%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 3.27%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.51% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were information technology, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HSBC Holdings, PLC, SAP SE, and Roche Holding PAR AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, ASML Holding, N.V., and LVMH Moet Hennessy Louis Vuitton SE. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.27%	12.98%	3.92%
Class C (with CDSC)‡	2.37%	12.98%	3.92%
MSCI World ex US Index	2.74%	9.41%	2.78%
STOXX Europe 50 Index	5.51%	13.29%	5.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 31, 2024
Net Assets	$ 14,862,295
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 30,291
Investment Company, Portfolio Turnover	4585.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$14,862,295
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	4,585%
Total Advisory Fees Paid	$30,291

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification[3] (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	55.5%
France	10.6%
United Kingdom	8.5%
Switzerland	8.3%
Germany	6.9%
Netherlands	4.1%
Italy	1.7%
Other	4.4%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.36% for the year ended March 31, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.36% for the year ended March 31, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class H
Trading Symbol	RYEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$162	1.59%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.08%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.51% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were information technology, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HSBC Holdings, PLC, SAP SE, and Roche Holding PAR AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, ASML Holding, N.V., and LVMH Moet Hennessy Louis Vuitton SE. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.08%	13.84%	4.69%
MSCI World ex US Index	2.74%	9.41%	2.78%
STOXX Europe 50 Index	5.51%	13.29%	5.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 31, 2024
Net Assets	$ 14,862,295
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 30,291
Investment Company, Portfolio Turnover	4585.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$14,862,295
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	4,585%
Total Advisory Fees Paid	$30,291

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification[3] (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	55.5%
France	10.6%
United Kingdom	8.5%
Switzerland	8.3%
Germany	6.9%
Netherlands	4.1%
Italy	1.7%
Other	4.4%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.59% for the year ended March 31, 2025, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Material Fund Change Expenses [Text Block]	The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.59% for the year ended March 31, 2025, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050428 [Member]
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$133	1.53%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -26.07%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -10.45% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and utilities. Those that detracted the most were information technology, materials, and industrials. The holdings that contributed the most to the return of the underlying index were KONAMI Group Corp., Bandai Namco Holdings, Inc., and Sony Group Corp. Those that detracted the most were Tokyo Electron, Ltd., Lasertec Corp., and Shin-Etsu Chemical Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-26.07%	5.78%	3.51%
Class A (with sales charge)†	-29.59%	4.76%	3.01%
MSCI World ex US Index	2.74%	9.41%	2.78%
Nikkei-225 Stock Average Index	-10.45%	6.24%	4.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 860,400
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 10,959
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$860,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,959

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050429 [Member]
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$195	2.25%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -26.70%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -10.45% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and utilities. Those that detracted the most were information technology, materials, and industrials. The holdings that contributed the most to the return of the underlying index were KONAMI Group Corp., Bandai Namco Holdings, Inc., and Sony Group Corp. Those that detracted the most were Tokyo Electron, Ltd., Lasertec Corp., and Shin-Etsu Chemical Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-26.70%	4.98%	2.73%
Class C (with CDSC)‡	-27.40%	4.98%	2.73%
MSCI World ex US Index	2.74%	9.41%	2.78%
Nikkei-225 Stock Average Index	-10.45%	6.24%	4.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 860,400
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 10,959
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$860,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,959

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050430 [Member]
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$133	1.53%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -26.07%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -10.45% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and utilities. Those that detracted the most were information technology, materials, and industrials. The holdings that contributed the most to the return of the underlying index were KONAMI Group Corp., Bandai Namco Holdings, Inc., and Sony Group Corp. Those that detracted the most were Tokyo Electron, Ltd., Lasertec Corp., and Shin-Etsu Chemical Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-26.07%	5.79%	3.55%
MSCI World ex US Index	2.74%	9.41%	2.78%
Nikkei-225 Stock Average Index	-10.45%	6.24%	4.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 860,400
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 10,959
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$860,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,959

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$196	1.92%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.61%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.61%	4.04%	2.42%
Class A (with sales charge)†	-0.35%	3.03%	1.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,176,180
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 24,900
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,176,180
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$24,900

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$272	2.67%

Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.67%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 3.83%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.83%	3.26%	1.66%
Class C (with CDSC)‡	2.83%	3.26%	1.66%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,176,180
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 24,900
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,176,180
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$24,900

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$195	1.91%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.61%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.61%	4.05%	2.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,176,180
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 24,900
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$2,176,180
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$24,900

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$192	1.92%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -0.25%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.25%	-4.21%	-4.04%
Class A (with sales charge)†	-4.98%	-5.14%	-4.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 1,107,081
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 10,009
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$1,107,081
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,009

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.73%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -1.14%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.14%	-4.98%	-4.79%
Class C (with CDSC)‡	-2.08%	-4.98%	-4.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 31, 2024
Net Assets	$ 1,107,081
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 10,009
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$1,107,081
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,009

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.73% for the year ended March 31, 2025, an increase of 0.27% compared to the prior year. The primary driver of the increase was the fluctuation of the average net assets and average shares outstanding of the Class. The fund is designed and operated to acommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.73% for the year ended March 31, 2025, an increase of 0.27% compared to the prior year. The primary driver of the increase was the fluctuation of the average net assets and average shares outstanding of the Class. The fund is designed and operated to acommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.
Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$191	1.91%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -0.24%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-0.24%	-4.21%	-4.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 1,107,081
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 10,009
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$1,107,081
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,009

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
U.S. Government Money Market Fund | Money Market Class
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Money Market Class
Trading Symbol	RYFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Money Market Class shares) returned 3.98%.

What factors materially affected the fund's performance over the last year?

Solid economic data dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated. In September the Fed decreased its key Fed Funds rate by 50 basis-points citing restrictive monetary policy and the need to support economic momentum. This was followed by two additional 25 basis-point cuts through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with discussions on increasing tariffs. Uncertainty about the economic impacts of such changes has resulted in the market pricing in three 25 basis point rate cuts for the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	3.98%	2.03%	1.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 288,419,958
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 1,317,888
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$288,419,958
Total Number of Portfolio Holdings	18
Total Advisory Fees Paid	$1,317,888

Holdings [Text Block]	What did the fund invest in? Holdings Diversification (Market Exposure as a % of Net Assets) as of 3.31.25
Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.